Significant Accounting Policies (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic and diluted (loss) per share:
(Loss) income from continuing operations	$ (9,384)	$ (4,242)	$ (2,503)
Interest of 6% to Cumulative Preferred Stock	(198)	(659)	(717)
Total	$ (9,582)	$ (4,901)	$ (3,220)
Number of common shares at the beginning of the year	3,509,405	3,509,344	3,390,733
Issuance of shares for cash	$ 518,295
Issuance of shares in connection with the merger	$ 322,617
Stock options exercised	80,073	2
Warrants exercised	$ 15,609
Conversion of Preferred Shares	4,203,487
Conversion of convertible notes			35,192
Number of shares used in per share computation	8,649,486	3,509,346	3,425,925
Basic and diluted net income (loss) per share	$ (1.11)	$ (1.40)	$ (0.94)